Quarterly Report
March 31, 2019
SSGA Master Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
Blackstone / GSO Senior Loan Portfolio	1
Notes to Schedule of Investments (Unaudited)	16
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 87.6% (a)
ADVERTISING SERVICES — 0.2%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.25%, 8/15/2025	$2,797,114	$2,793,617
Red Ventures LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 11/8/2024	1,360,295	1,353,834
		4,147,451
AEROSPACE & DEFENSE — 2.3%
DAE Aviation Holdings, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 7/7/2022	2,515,416	2,521,717
Senior Secured 2019 Term Loan B, Zero Coupon, 4/6/2026	3,333,042	3,338,825
Senior Secured 2019 Term Loan B2, 6.25%, 4/6/2026	1,791,958	1,795,067
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 5.00%, 5/30/2025	22,146,808	21,608,198
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 5.00%, 6/9/2023	19,026,837	18,622,516
		47,886,323
AIR FREIGHT & LOGISTICS — 0.4%
XPO Logistics, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.50%, 4.98%, 2/24/2025	7,936,508	7,901,786
AUTO COMPONENTS — 1.9%
Panther BF Aggregator 2 L.P. Senior Secured Term Loan B, Zero Coupon, 3/18/2026	25,000,000	24,749,750
USI, Inc. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.00%, 5.60%, 5/16/2024	13,909,222	13,526,719
		38,276,469
Security Description	Principal Amount	Value
BUILDING PRODUCTS — 0.2%
AZEK Co. LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.75%, 6.63%, 5/5/2024	$1,979,798	$1,964,949
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.60%, 2/29/2024	1,902,280	1,846,800
		3,811,749
CAPITAL MARKETS — 1.0%
AqGen Ascensus, Inc.:
Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 4.00%, 6.60%, 12/3/2022	2,316,271	2,313,376
Senior Secured 2019 Term Loan, Zero Coupon, 12/12/2022	1,486,487	1,484,628
Duff & Phelps Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 2/13/2025	17,547,563	17,236,883
		21,034,887
CHEMICALS — 1.3%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 5.60%, 1/31/2024	3,882,447	3,806,623
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 11/21/2024	1,876,088	1,881,360
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.98%, 8/1/2025	9,900,063	9,850,562
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.74%, 10/1/2025	6,985,075	6,902,162
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.00%, 10/28/2024	3,455,758	3,395,300
		25,836,007

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES & SUPPLIES — 12.6%
Allied Universal Holdco LLC:
Senior Secured 2015 Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 7/28/2022	$22,880,651	$22,182,791
Senior Secured Incremental Term Loan, 1 Month USD LIBOR + 4.25%, 6.75%, 7/28/2022	2,086,968	2,042,620
Ancestry.com Operations, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 10/19/2023	4,603,564	4,586,300
APX Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 5.00%, 7.50%, 4/1/2024	4,264,303	4,171,042
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 9.00%, 8/4/2025	12,446,519	12,647,468
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 5.50%, 8/4/2022	14,447,994	14,399,015
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 5.50%, 11/3/2023	19,748,487	19,688,945
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 5.50%, 11/3/2024	17,839,308	17,745,295
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.50%, 2/9/2026	3,797,468	3,817,880
Comet Acquisition, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 6.00%, 10/24/2025	4,080,682	4,004,169
Equian LLC Senior Secured Add on Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 5/20/2024	4,370,624	4,299,602
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 5/30/2025	15,663,307	15,178,684
Security Description	Principal Amount	Value
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 6.35%, 2/21/2025	$4,854,340	$4,807,812
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.82%, 3/13/2025	10,011,236	9,842,296
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 2/27/2025	16,437,465	16,006,063
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.49%, 12/4/2024	2,825,126	2,740,373
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 5/2/2022	12,469,919	12,360,870
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 1/29/2025	902,907	891,621
Refinitiv US Holdings, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 10/1/2025	52,867,500	51,423,160
Southern Graphics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.83%, 12/31/2022	6,128,335	5,255,047
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 6.75%, 7/30/2025	3,390,370	3,363,519
TruGreen, Ltd. Partnership Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.75%, 6.23%, 3/19/2026	1,664,494	1,669,696
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.00%, 8/27/2025	21,765,625	21,656,797
VT Buyer Acquisition Corp.:

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.35%, 8/1/2025	$3,424,651	$3,406,466
Senior Secured 2018 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.75%, 6.35%, 8/1/2025	492,770	490,153
		258,677,684
COMMUNICATIONS EQUIPMENT — 0.4%
Riverbed Technology, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 4/24/2022	8,317,112	7,586,246
COMPUTER SERVICES — 2.4%
Carbonite, Inc Senior Secured Term Loan B, Zero Coupon, 3/26/2026	10,000,000	10,006,250
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 7.50%, 1/4/2026	24,097,827	23,126,443
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.25%, 7/12/2025	16,155,835	16,004,455
		49,137,148
COMPUTERS & PERIPHERALS — 0.1%
TierPoint LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 5/6/2024	2,634,206	2,501,942
CONSTRUCTION & ENGINEERING — 0.5%
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 1/22/2023	4,924,433	4,862,902
Minimax GmbH & Co. KG Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 3.00%, 5.50%, 7/31/2025	1,999,868	1,996,528
Security Description	Principal Amount	Value
Pike Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.00%, 3/23/2025	$3,526,621	$3,528,825
		10,388,255
CONSTRUCTION MATERIALS — 0.8%
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 11/15/2023	15,000,000	14,673,225
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.50%, 9/27/2024	876,966	877,790
		15,551,015
CONTAINERS & PACKAGING — 1.2%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.49%, 11/7/2025	4,595,598	4,464,050
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 3 Month USD LIBOR + 2.75%, 5.25%, 2/5/2023	13,134,424	13,004,590
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.75%, 10/17/2024	7,632,896	7,375,285
		24,843,925
DIAGNOSTIC EQUIPMENT — 0.1%
Lifescan Global Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.80%, 9/27/2024	2,347,193	2,262,107
DISTRIBUTION/WHOLESALE — 0.1%
Univar USA, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 2.50%, 5.00%, 7/1/2024	1,164,557	1,161,646

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTORS — 0.4%
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.35%, 5/2/2023	$5,468,718	$5,431,148
Spin Holdco, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 6.03%, 11/14/2022	2,487,342	2,426,402
		7,857,550
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.75%, 7.56%, 11/29/2024	925,325	886,290
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 6.04%, 7/21/2025	6,995,047	6,949,160
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.54%, 7/20/2026	769,231	775,000
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.04%, 5/23/2025	2,213,007	2,203,325
LDiscovery LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.88%, 8.46%, 12/9/2022	3,246,753	2,828,734
Millennium Trust Co. LLC Senior Secured Term Loan B, Zero Coupon, 2/26/2026	4,615,384	4,560,600
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 8/18/2023	292,299	290,840
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.36%, 5/18/2025	24,196,647	23,027,102
		40,634,761
Security Description	Principal Amount	Value
DIVERSIFIED OPERATIONS — 1.9%
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2019 2nd Lien Term Loan, Zero Coupon, 3/31/2027 (c)	$15,000,000	$14,625,000
Senior Secured 2019 Term Loan, Zero Coupon, 3/13/2026	25,000,000	24,343,750
		38,968,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 1/31/2025	33,837,407	33,245,421
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 10/4/2023	7,416,978	7,035,337
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 3.75%, 6.24%, 11/27/2023	1,000,000	986,560
Telesat Canada Senior Secured Term Loan B4, 1 Month USD LIBOR + 2.50%, 5.11%, 11/17/2023	1,956,818	1,935,293
		43,202,611
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.10%, 12/2/2024	2,298,922	2,291,738
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.00%, 7/26/2024	9,583,570	9,391,898
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.00%, 2/12/2025	15,678,598	15,659,000

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 4.99%, 9/28/2024	$1,399,601	$1,390,853
		26,441,751
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.24%, 10/31/2024	2,268,571	2,263,513
ENTERTAINMENT — 1.1%
AMC Entertainment Holdings Inc. Senior Secured 2019 Term Loan B, Zero Coupon, 3/14/2026	20,000,000	19,885,000
Crown Finance US, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 5.00%, 2/28/2025	1,616,451	1,581,867
		21,466,867
FINANCIAL SERVICES — 0.3%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.99%, 10/31/2025	4,051,095	3,995,392
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 2.75%, 5.35%, 6/16/2023	2,984,071	2,966,361
		6,961,753
FOOD & STAPLES RETAILING — 0.4%
Mastronardi Produce, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.74%, 5/1/2025	2,361,551	2,358,599
Smart & Final Stores LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.13%, 11/15/2022	5,750,000	5,510,397
		7,868,996
Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.3%
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 4/6/2024	$6,639,739	$6,374,150
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Carestream Health, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 5.75%, 8.25%, 2/28/2021 (c)	4,033,953	3,953,274
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 9.50%, 12.00%, 6/7/2021 (c)	17,069,077	16,813,041
		20,766,315
HEALTH CARE PROVIDERS & SERVICES — 8.4%
ADMI Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 4/30/2025	3,453,513	3,426,178
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 4.25%, 6.74%, 3/14/2025	16,994,337	16,017,163
Senior Secured 2018 Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.74%, 4/28/2022	2,565,676	2,422,435
ATI Holdings Acquisition, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.50%, 5.99%, 5/10/2023	2,937,179	2,863,750
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.25%, 2/27/2026	1,538,462	1,540,385
BioClinica, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 7.00%, 10/20/2023	1,780,709	1,604,864
Certara L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.10%, 8/15/2024 (c)	1,657,148	1,644,719

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 3 Month USD LIBOR + 3.00%, 5.74%, 6/7/2023	$2,168,440	$2,160,308
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 10/10/2025	35,813,468	33,590,168
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.85%, 6/28/2024	1,324,400	1,299,568
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 4/30/2025	9,891,838	9,624,461
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.35%, 6/7/2023	22,595,528	21,923,085
Ortho-Clinical Diagnostics, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.75%, 6/30/2025	17,002,043	16,399,830
Phoenix Guarantor, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 6.98%, 2/8/2026	10,509,554	10,365,048
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.98%, 11/16/2025	6,326,801	6,270,461
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 5/15/2022	4,974,619	4,896,891
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 9/2/2024	6,903,559	6,792,826
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 2/6/2024	14,567,320	13,001,333
Security Description	Principal Amount	Value
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 6/23/2024	$2,030,483	$2,013,478
U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.85%, 12/30/2022	7,689,425	7,687,041
VVC Holding Corp. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.20%, 2/11/2026	7,000,000	6,921,250
		172,465,242
HEALTH CARE TECHNOLOGY — 1.7%
Agiliti Health, Inc Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 1/4/2026	2,702,702	2,699,324
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 3/1/2024	30,788,703	30,428,014
Press Ganey Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 10/23/2023	2,510,305	2,464,027
		35,591,365
HOTELS, RESTAURANTS & LEISURE — 3.3%
1011778 BC ULC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.75%, 2/16/2024	4,644,547	4,578,733
Big Jack Holdings L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 4/5/2024	6,755,873	6,485,639
CEC Entertainment, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 2/14/2021	12,445,366	12,090,673
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 5.00%, 2/1/2024	19,346,487	18,688,707

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 10/4/2023	$1,896,694	$1,880,544
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.50%, 7/31/2024	2,106,600	2,099,037
NPC International, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.99%, 4/19/2024	578	543
Red Lobster Management LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 7.75%, 7/28/2021	558,659	554,469
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 3 Month USD LIBOR + 2.75%, 5.33%, 8/14/2024	15,704,186	15,321,396
SeaWorld Parks & Entertainment, Inc. Senior Secured Term Loan B5, 1 Month USD LIBOR + 3.00%, 5.50%, 3/31/2024	5,977,138	5,934,461
Travel Leaders Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.48%, 1/25/2024	724,475	726,888
		68,361,090
HOUSEHOLD PRODUCTS — 0.2%
Champ Acquisition Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.50%, 8.10%, 12/12/2025	3,454,030	3,460,523
INSURANCE — 3.9%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.88%, 11/22/2023	15,251,379	15,181,451
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.38%, 11/22/2023	4,181,882	4,129,609
Security Description	Principal Amount	Value
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.23%, 5/9/2025	$11,464,624	$11,050,865
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 1/25/2024	994,911	983,629
Assured Partners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 10/22/2024	8,159,612	7,918,903
Broadstreet Partners, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 11/8/2023	1,401,920	1,394,042
Hub International, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.51%, 4/25/2025	21,099,206	20,442,071
Hyperion Insurance Group Ltd. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.50%, 6.00%, 12/20/2024	1,480,016	1,476,161
NFP Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 1/8/2024	7,734,904	7,474,547
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 12/31/2025	10,254,139	10,060,797
		80,112,075
INTERACTIVE MEDIA & SERVICES — 1.0%
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 1 Month USD LIBOR + 4.00%, 6.65%, 11/21/2024	8,891,603	8,659,755
LANDesk Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.75%, 1/20/2024	11,769,210	11,703,067
		20,362,822

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
INTERNET & CATALOG RETAIL — 0.4%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 5.00%, 8/18/2023	$8,020,198	$7,853,097
Spencer Gifts LLC Senior Secured Term Loan B1, 1 Month USD LIBOR + 4.25%, 6.75%, 7/16/2021	694,071	688,866
		8,541,963
IT SERVICES — 1.5%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.24%, 2/27/2025	5,727,345	5,670,072
DigiCert, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 8.00%, 10.50%, 10/31/2025	7,652,788	7,504,515
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 4.00%, 6.50%, 10/31/2024	2,548,075	2,508,796
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B, 1 Month USD LIBOR + 2.75%, 5.55%, 2/2/2024	903,911	894,312
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 2/1/2023	9,860,742	9,700,505
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.24%, 10/10/2025	5,452,055	5,387,339
		31,665,539
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 8/30/2024	4,221,598	4,158,273
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 2.50%, 5.00%, 8/18/2022	722,311	716,201
Security Description	Principal Amount	Value
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 9/27/2024	$16,730,511	$16,159,917
		21,034,391
MACHINERY — 1.3%
Apex Tool Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.25%, 2/1/2022	586,174	571,277
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.85%, 7/19/2024	4,937,500	4,783,203
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.00%, 8/5/2024	2,942,392	2,891,826
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.50%, 5/31/2025	4,974,938	4,757,284
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.24%, 3/7/2025	7,048,859	6,835,948
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 3/28/2025	7,702,100	7,184,134
		27,023,672
MACHINERY-CONSTR&MINING — 0.8%
Brookfield WEC Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 8/1/2025	7,507,500	7,503,859
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.25%, 8/3/2026	2,279,705	2,290,534
Vertiv Group Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.63%, 11/30/2023	6,000,000	5,657,490
		15,451,883

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 5.5%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.24%, 1/31/2026	$2,400,849	$2,295,812
CBS Radio, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 11/18/2024	4,746,960	4,625,912
CSC Holdings LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.59%, 4/15/2027	3,571,429	3,561,393
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 11/29/2024 (c)	6,819,444	6,532,482
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.24%, 9/13/2024	16,715,204	16,515,541
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 2/1/2024	20,830,367	20,396,471
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 5.25%, 3/15/2024	22,591,271	21,339,263
Virgin Media Bristol LLC Senior Secured USD Term Loan K, 1 Month USD LIBOR + 2.50%, 4.98%, 1/15/2026	1,371,485	1,358,504
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.74%, 8/18/2023	20,837,883	20,115,121
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 1 Month USD LIBOR + 2.50%, 4.98%, 4/15/2025	15,552,716	15,170,352
		111,910,851
Security Description	Principal Amount	Value
METALS & MINING — 0.3%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 7.25%, 2/27/2023	$5,021,036	$5,029,823
PLZ Aeroscience Corp. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 5.99%, 7/31/2022	1,271,559	1,266,791
		6,296,614
MULTILINE RETAIL — 0.5%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 12/13/2023	9,923,858	9,514,499
OIL, GAS & CONSUMABLE FUELS — 0.6%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 6.88%, 6/24/2024	1,799,861	1,693,840
EG Finco, Ltd. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.60%, 2/7/2025	10,132,089	9,919,315
		11,613,155
OIL-FIELD SERVICES — 0.0% (b)
MRC Global (US) Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 9/20/2024	836,128	836,127
PAPER&RELATED PRODUCTS — 0.3%
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 5.88%, 6/29/2025	6,845,238	6,650,868
PHARMACEUTICALS — 2.5%
Alvogen Pharma US, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.75%, 7.25%, 4/2/2022	2,587,678	2,525,134

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.00%, 5/4/2025	$1,704,462	$1,703,039
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.60%, 7/5/2023	830,163	736,770
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.75%, 4/29/2024	6,896,958	6,789,193
Pearl Intermediate Parent LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.24%, 2/14/2025	14,047,038	13,362,245
Senior Secured 2018 Delayed Draw Term Loan, 1 Month USD LIBOR + 2.75%, 5.24%, 2/14/2025	3,164,325	3,010,064
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.48%, 6/2/2025	23,050,067	22,928,708
		51,055,153
POLLUTION CONTROL — 0.5%
Core & Main L.P. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.63%, 8/1/2024	5,289,071	5,260,404
EnergySolutions LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.35%, 5/9/2025	6,379,137	5,656,158
		10,916,562
PROFESSIONAL SERVICES — 0.3%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 9.00%, 7/25/2022	9,255,211	6,837,287
Security Description	Principal Amount	Value
RECYCLING — 0.5%
Gopher Resource LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 3/6/2025	$6,051,349	$6,040,002
Tunnel Hill Partners L.P. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 6.00%, 2/6/2026	4,743,363	4,722,611
		10,762,613
RETAIL-RESTAURANTS — 0.9%
Flynn Restaurant Group L.P. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.00%, 6/27/2025	9,077,079	8,816,158
Fogo de Chao Churrascaria Holdings LLC Senior Secured 2018 Add On Term Loan, 1 Month USD LIBOR + 4.25%, 6.75%, 4/5/2025	5,580,444	5,556,030
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.74%, 3/14/2025	2,363,889	2,333,749
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 1/31/2025	2,185,075	2,161,171
		18,867,108
ROAD & RAIL — 0.3%
Direct ChassisLink, Inc. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.69%, 6/15/2023	5,000,000	5,053,125
SEMICONDUCTOR EQUIPMENT — 0.3%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 5.00%, 6/21/2024	792,910	774,276
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 5.00%, 6/21/2024	5,354,714	5,228,879
		6,003,155

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (b)
Cypress Semiconductor Corp. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.50%, 7/5/2021	$1,599	$1,597
SOFTWARE — 10.3%
BMC Software Finance, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 6.85%, 10/2/2025	16,497,909	16,189,316
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 4/26/2024	3,498,278	3,443,268
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 7.49%, 2/1/2026	22,837,838	22,623,733
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 8/22/2025	2,793,000	2,785,668
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 6/1/2022	4,673,691	4,627,305
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.10%, 6/13/2024	11,968,036	11,568,483
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 2/26/2025	1,494,990	1,489,758
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 8/1/2025	4,102,421	4,092,165
Help/Systems LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 3/28/2025	2,772,529	2,741,338
Hyland Software, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 9.50%, 7/7/2025	2,853,801	2,855,584
Security Description	Principal Amount	Value
Senior Secured 2018 Term Loan 3, 1 Month USD LIBOR + 3.50%, 6.00%, 7/1/2024	$4,548,946	$4,548,468
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.49%, 1/12/2026	1,409,091	1,400,066
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 10.24%, 1/11/2027 (c)	2,941,176	2,897,059
Informatica Corp. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 8/5/2022	1,927,291	1,926,906
Kronos, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.74%, 11/1/2023	9,609,479	9,536,735
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.25%, 9/30/2024	15,006,801	15,016,255
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 11/29/2024	11,102,574	10,701,883
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 9.75%, 12/1/2025	8,285,862	8,089,072
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 9/5/2025	3,476,910	3,406,294
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.37%, 4/26/2024	7,316,864	7,152,235
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.00%, 2/9/2024	2,342,935	2,316,577
Quest Software US Holdings, Inc.:

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.99%, 5/16/2025	$7,030,829	$6,953,947
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 10.99%, 5/16/2026 (c)	11,500,000	11,370,625
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 10.75%, 11/20/2026	14,000,000	13,842,500
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 2/5/2024	16,863,652	16,716,095
Solera Holdings, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 3/3/2023	2,762,367	2,744,550
SonicWALL, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.18%, 5/16/2025	11,393,145	11,132,014
Sophia L.P. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.85%, 9/30/2022	1,285,105	1,278,949
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B, 1 Month USD LIBOR + 4.50%, 7.10%, 1/27/2023	5,115,398	4,751,718
Vero Parent, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.00%, 8/16/2024	3,265,282	3,258,147
		211,456,713
SPECIALTY RETAIL — 2.5%
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.50%, 9/25/2024	19,669,158	19,265,940
Party City Holdings, Inc. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 2.50%, 5.00%, 8/19/2022	387,430	385,169
Security Description	Principal Amount	Value
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.99%, 1/26/2023	$10,724,293	$8,198,722
Staples, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.49%, 9/12/2024	23,310,515	23,164,708
		51,014,539
TELECOM SERVICES — 1.9%
Altice France SA Senior Secured USD Term Loan B12, 1 Month USD LIBOR + 3.69%, 6.17%, 1/31/2026	6,000,000	5,706,000
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.78%, 12/15/2024	12,911,479	12,877,845
CommScope, Inc. Senior Secured 2019 Term Loan B, Zero Coupon, 4/6/2026	5,142,857	5,147,126
Securus Technologies Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.00%, 11/1/2024	6,007,348	5,978,573
Sprint Communications, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 2/2/2024	9,948,750	9,811,954
		39,521,498
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.00%, 11/30/2025	2,437,553	2,400,380
THRIFTS & MORTGAGE FINANCE — 0.3%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.99%, 11/1/2024 (c)	7,182,954	7,088,678
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,822,722,410)		1,798,860,772

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 5.5%
AUTO PARTS & EQUIPMENT — 0.2%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 6.25%, 5/15/2026 (d) (e)	$2,913,000	$2,978,805
COMMERCIAL SERVICES — 1.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.75%, 4/15/2026 (d) (e)	28,438,000	28,494,307
9.25%, 5/15/2023 (d)	1,872,000	1,967,528
		30,461,835
COMPUTERS — 0.1%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (d)	1,122,000	1,097,058
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Energizer Holdings, Inc. 7.75%, 1/15/2027 (d)	1,900,000	2,024,127
ENGINEERING & CONSTRUCTION — 0.0% (b)
frontdoor, Inc. 6.75%, 8/15/2026 (d)	250,000	255,805
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	2,000,000	1,868,180
5.88%, 11/15/2026	1,000,000	902,280
		2,770,460
ENVIRONMENTAL CONTROL — 0.2%
Hulk Finance Corp. 7.00%, 6/1/2026 (d)	4,394,000	4,160,810
FOOD — 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75%, 3/15/2025	2,024,000	1,923,468
HEALTH CARE PRODUCTS — 0.1%
Avantor, Inc. 6.00%, 10/1/2024 (d)	776,000	805,961
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (d)	727,000	745,328
		1,551,289
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.3%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	$2,000,000	$1,994,400
Tenet Healthcare Corp.:
6.75%, 6/15/2023	2,727,000	2,809,410
8.13%, 4/1/2022	2,000,000	2,153,540
		6,957,350
INSURANCE — 0.2%
HUB International, Ltd. 7.00%, 5/1/2026 (d)	3,964,000	3,917,106
LODGING — 0.0% (b)
Boyd Gaming Corp. 6.38%, 4/1/2026	670,000	694,629
MACHINERY, CONSTRUCTION & MINING — 0.5%
Terex Corp. 5.63%, 2/1/2025 (d)	2,004,000	1,997,627
Vertiv Group Corp. 9.25%, 10/15/2024 (d)	8,906,000	8,828,251
		10,825,878
MACHINERY-DIVERSIFIED — 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (d)	2,499,000	2,155,337
MEDIA — 0.2%
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	4,000,000	4,031,760
PACKAGING & CONTAINERS — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (d)	320,000	337,117
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (d)	1,478,000	1,418,540
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (d)	1,688,000	1,573,975
		3,329,632
PHARMACEUTICALS — 0.8%
Bausch Health Cos., Inc. 5.75%, 8/15/2027 (d)	2,500,000	2,562,400
NVA Holdings, Inc. 6.88%, 4/1/2026 (d)	2,998,000	2,971,288
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (d)	10,000,000	10,178,100
		15,711,788
RETAIL — 0.5%
CEC Entertainment, Inc. 8.00%, 2/15/2022	1,148,000	1,060,144

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
IRB Holding Corp. 6.75%, 2/15/2026 (d)	$8,000,000	$7,525,760
Party City Holdings, Inc. 6.63%, 8/1/2026 (d)	2,500,000	2,484,925
		11,070,829
SOFTWARE — 0.3%
Infor US, Inc. 6.50%, 5/15/2022	1,000,000	1,015,680
SS&C Technologies, Inc. 5.50%, 9/30/2027 (d)	5,000,000	5,061,600
		6,077,280
TOTAL CORPORATE BONDS & NOTES (Cost $110,871,609)		111,995,246
	Shares
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g) (Cost $22,942,415)	22,942,415	22,942,415
TOTAL INVESTMENTS — 94.2% (Cost $1,956,536,434)		1,933,798,433
OTHER ASSETS IN EXCESS OF LIABILITIES — 5.8%		119,880,147
NET ASSETS — 100.0%		$2,053,678,580

(a)	The rate shown represents the rate at March 31, 2019.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $64,924,878 representing 3.2% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.8% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	When-issued security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
LIBOR	= London Interbank Offered Rate

At March 31, 2019, the Portfolio had unfunded loan commitments of $3,121,236, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Heartland Dental LLC	221,372	215,388	(5,984)
GlobalLogic Holdings, Inc.	589,005	590,244	1,239
Pearl Intermediate Parent LLC	990,034	945,968	(44,066)
VT Buyer Acquisition Corp.	365,411	363,471	(1,940)
Phoenix Guarantor, Inc.	955,414	942,277	(13,137)
			$(63,888)
See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$111,995,246	$—	$111,995,246
Senior Floating Rate Loans	—	1,798,860,772	—	1,798,860,772
Short-Term Investment	22,942,415	—	—	22,942,415
TOTAL INVESTMENTS	$22,942,415	$1,910,856,018	$—	$1,933,798,433
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(63,888)	—	(63,888)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(63,888)	$—	$(63,888)
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,673,118	$196,673,118	$1,717,276,931	$1,891,007,634	$—	$—	22,942,415	$22,942,415	$3,227,098	$—
See accompanying notes to schedule of investments.

SSGA MASTER TRUST
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Portfolio's NAV and the prices used by the Portfolio's underlying benchmark.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2019, is disclosed in the Portfolio’s Schedule of Investments.

SSGA MASTER TRUST
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Loan Agreements
The Blackstone / GSO Senior Loan Portfolio invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolio does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolio as the issuers of such loans.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Schedule of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Blackstone / GSO Senior Loan Portfolio	$2,005,124,297	$4,587,571	$75,913,435	$(71,325,864)
Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.
Other information regarding the Portfolio is available in the Portfolio's most recent Report to Shareholders. This information is also available on the Portfolio's website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.